Parent company only condensed financial information - Balance sheets (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 217,901	$ 34,193	¥ 377,160	$ 59,185	¥ 102,755	¥ 457,442
Prepayments and other current assets	155,087	24,336	66,160
Total current assets	526,912	82,682	720,901
Non-current assets:
Long-term investments	122,572	19,234	121,179		108,603
Total non-current assets	234,321	36,771	257,603
TOTAL ASSETS	761,233	119,453	978,504
Current liabilities:
Accrued expenses and other liabilities	48,963	7,682	59,754
Total current liabilities	404,966	63,546	521,605
Non- current liabilities
Total non-current liabilities	421,296	66,111	408,849
TOTAL LIABILITIES	826,262	129,657	930,454
Commitments and contingencies (Note 24)
SHAREHOLDERS' EQUITY
Additional paid-in capital	1,992,321	312,639	1,985,792
Accumulated other comprehensive income	9,120	1,431	19,913
Accumulated deficit	(2,257,924)	(354,318)	(2,155,679)
Total shareholders' deficit	(224,929)	(35,296)	(118,937)
TOTAL LIABILITIES AND EQUITY	761,233	119,453	978,504
Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 233	$ 37	¥ 232
Ordinary shares par value (in dollars per share) | $ / shares		$ 0.000125		$ 0.000125
Ordinary shares authorized (in shares)	348,217,505	348,217,505	348,217,505	348,217,505
Ordinary shares outstanding (in shares)	247,852,996	247,852,996	249,085,237	249,085,237
Class B Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 42	$ 7	¥ 42
Ordinary shares par value (in dollars per share) | $ / shares		$ 0.000125		$ 0.000125
Ordinary shares authorized (in shares)	51,782,495	51,782,495	51,782,495	51,782,495
Ordinary shares outstanding (in shares)	50,939,520	50,939,520
Parent Company
Current assets:
Cash and cash equivalents	¥ 1,255	$ 197	¥ 3,467	$ 544	¥ 7,608	¥ 69,194
Prepayments and other current assets	181	28	352
Amounts due from subsidiaries of the Company	156,985	24,636	305,780
Total current assets	158,421	24,861	309,599
Non-current assets:
Long-term investments | ¥			0
Total non-current assets | ¥			0
TOTAL ASSETS	158,421	24,861	309,599
Current liabilities:
Amounts due to subsidiaries of the Company	379,533	59,558	415,572
Accrued expenses and other liabilities	3,817	599	12,010
Total current liabilities	383,350	60,157	427,582
Non- current liabilities
Consideration payable for acquisition | ¥			954
Total non-current liabilities | ¥			954
TOTAL LIABILITIES	383,350	60,157	428,536
Commitments and contingencies (Note 24)
SHAREHOLDERS' EQUITY
Additional paid-in capital	1,992,321	312,639	1,985,792
Accumulated other comprehensive income	9,120	1,431	19,913
Accumulated deficit	(2,226,645)	(349,410)	(2,124,916)
Total shareholders' deficit	(224,929)	(35,296)	(118,937)
TOTAL LIABILITIES AND EQUITY	158,421	24,861	309,599
Parent Company | Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 233	$ 37	¥ 232
Ordinary shares par value (in dollars per share) | $ / shares		$ 0.000125		$ 0.000125
Ordinary shares authorized (in shares)	348,217,505	348,217,505	348,217,505	348,217,505
Ordinary shares outstanding (in shares)	249,085,237	249,085,237	247,852,996	247,852,996
Parent Company | Class B Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 42	$ 7	¥ 42
Ordinary shares par value (in dollars per share) | $ / shares		$ 0.000125		$ 0.000125
Ordinary shares authorized (in shares)	51,782,495	51,782,495	51,782,495	51,782,495
Ordinary shares outstanding (in shares)	50,939,520	50,939,520	50,939,520	50,939,520